Income Taxes	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Income Taxes

17. Income Taxes

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2024	2023	2022
	$	$	$
Loss for the year	(8,292,468)	(3,188,364)	(64,517)
Expected income tax recovery based on statutory rate	(2,239,000)	(861,000)	17,000
Change in statutory, foreign tax, foreign exchange rates and other	6,000	(6,000)	—
Permanent differences	336,000	127,000	—
Impact of flow through shares	481,000	150,000	—
Share issue cost	(169,000)	(96,000)	—
Adjustment to prior years provision versus statutory tax returns	(640,000)	(1,264,000)	—
Change in unrecognized deferred tax assets	2,225,000	1,950,000	(17,000)
Total income tax expense (recovery)	—	-	—

The significant components of the Company’s deferred tax assets that have not been included on the statement of financial position are as follows:

	2024	2023	2022
	$	$	$
Deferred tax assets
Share issue costs	207,000	77,000	—
Exploration and evaluation assets	680,000	253,000	—
Marketable securities	(7,000)	—	—
Allowable capital losses	749,000	57,000	—
Non-capital losses available for future periods	2,587,000	1,604,000	41,000
Total	4,216,000	1,991,000	41,000
Net unrecognized deferred tax assets	(4,216,000)	(1,991,000)	(41,000)
Net deferred tax assets	—	—	—

37 | P a g e

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the statement of financial position are as follows:

	2024	Expiry Date Range	2023	Expiry Date Range	2022	Expiry Date Range
	$		$		$
Temporary Differences
Exploration and evaluation assets	2,517,000	No expiry date	935,000	No expiry date	—	No expiry date
Share issue costs	796,000	2045 to 2048	285,000	2044 to 2047	—	No expiry date
Marketable securities	(50,000)	No expiry date	—	—	—	—
Allowable capital losses	2,775,000	No expiry date	209,000	No expiry date	—	No expiry date
Non-capital losses available for future periods	9,580,000	2028 to 2044	5,940,000	2027 to 2043	153,000	2027 to 2042
Canada	9,580,000	2038 to 2044	5,940,000	2027 to 2043	153,000	2027 to 2042